Unaudited Interim Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 5,383	$ 7,564
Trade receivables	122	221
Inventory	2,329	1,988
Prepaid expenses and other receivables	1,186	981
Total current assets	9,020	10,754
NON-CURRENT ASSETS
Prepaid expenses and other long-term assets	48	46
Right of use assets	392	524
Property and equipment, net	1,129	1,252
Total non-current assets	1,569	1,822
TOTAL ASSETS	10,589	12,576
CURRENT LIABILITIES
Trade payables	1,161	1,232
Lease liabilities	301	298
Loan from related party	2,010
Employees and other current liabilities	4,167	3,984
Total current liabilities	7,639	5,514
NON-CURRENT LIABILITIES
Long-term lease liabilities	59	161
Total non-current liabilities	59	161
TOTAL LIABILITIES	7,698	5,675
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value per share; Authorized 2,500,000,000 shares; Issued and outstanding: 58,696,960 shares and 56,568,999 shares as of June 30, 2025 and December 31, 2024, respectively
Additional paid-in capital	115,222	112,280
Accumulated deficit	(112,331)	(105,379)
Total shareholders’ equity	2,891	6,901
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 10,589	$ 12,576